BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2.          BASIS OF PRESENTATION

a. Statement of compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS"). The financial statements are prepared under the historical cost convention.

These financial statements were approved for issue by the Company's board of directors on March 26, 2021.

b. Accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgement in the process of applying its accounting policies and to make estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and contingent liabilities at the date of the financial statements and the reported amounts of income and expenses during the year. Actual results could differ from those estimates. Differences may be material.

Judgment is required in assessing whether certain factors would be considered an indicator of impairment for the exploration and evaluation assets. We consider both internal and external information to determine whether there is an indicator of impairment present and accordingly, whether impairment testing is required. Where an impairment test is required, calculating the estimated recoverable amount of the cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to estimated recoverable reserves or resources, estimated future commodity prices, expected future operating and capital costs, and discount rates. Changes in any of the assumptions or estimates used in determining the recoverable amount could impact the impairment analysis. Management did not identify any impairment indicators for the year ended December 31, 2020 and December 31, 2019.